Segment Information - Geographical Area	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Segment Information - Geographical Area
4 SEGMENT INFORMATION - GEOGRAPHICAL AREA

First Half	Asia / AMET / RUB	The Americas	Europe	Total
Turnover ( € million)
2019	12,195	8,141	5,790	26,126
2020	11,807	8,227	5,680	25,714
Change (%)	(3.2)	1.1	(1.9)	(1.6)
Impact of:
Acquisitions (%)	1.4	1.5	0.5	1.2
Disposals (%)	(0.2)	(0.1)	(0.3)	(0.2)
Currency-related items (%), of which:	(1.7)	(5.1)	(0.3)	(2.5)
Exchange rates changes (%)	(1.8)	(5.8)	(0.3)	(2.7)
Extreme price growth in hyperinflationary markets* (%)	0.1	0.7	–	0.3
Underlying sales growth (%)	(2.7)	5.0	(1.8)	(0.1)

Price * (%)	0.2	0.9	(0.8)	0.2
Volume (%)	(2.9)	4.1	(1.0)	(0.3)

Operating profit ( € million)
2019	2,339	1,270	980	4,589
2020	2,265	1,532	875	4,672
Underlying operating profit ( € million)
2019	2,526	1,425	1,103	5,054
2020	2,394	1,622	1,068	5,084
Operating margin (%)
2019	19.2	15.6	16.9	17.6
2020	19.2	18.6	15.4	18.2
Underlying operating margin (%)
2019	20.7	17.5	19.1	19.3
2020	20.3	19.7	18.8	19.8

*
Underlying price growth in excess of 26% per year in hyperinflationary economies has been excluded when calculating the price growth in the tables above, and an equal and opposite amount is shown as extreme price growth in hyperinflationary markets.